Share Capital and Reserves - Summary of Share Purchase Options (Detail) - Stock Option Incentive Plan [member]	12 Months Ended
	Dec. 31, 2021 shares GT $ / shares	Dec. 31, 2021 shares GT $ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares purchase options outstanding | shares	11,239,342	11,239,342	9,127,103	7,568,533
Number of shares purchase options, vested | shares	5,921,020	5,921,020
Weighted average exercise price per share		$ 6.88
Range Exercise Price 4.98 - 15.00 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2022
Number of shares purchase options outstanding | shares	914,010	914,010
Number of shares purchase options, vested | shares	914,010	914,010
Weighted average exercise price per share		$ 5.43
Range Exercise Price 4.98 - 15.00 [member] | Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share	$ 4.94
Range Exercise Price 4.98 - 15.00 [member] | Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share	$ 15.00
Range Exercise Price 5.92 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2023
Number of shares purchase options outstanding | shares	3,118,332	3,118,332
Number of shares purchase options, vested | shares	3,118,332	3,118,332
Exercise price per share		$ 5.92
Weighted average exercise price per share		$ 5.92
Range Exercise Price 8.89 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2024
Number of shares purchase options outstanding | shares	1,427,000	1,427,000
Number of shares purchase options, vested | shares	951,338	951,338
Exercise price per share		$ 8.89
Weighted average exercise price per share		$ 8.89
Range Exercise Price 9.43 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2025
Number of shares purchase options outstanding | shares	2,812,000	2,812,000
Number of shares purchase options, vested | shares	937,340	937,340
Exercise price per share		$ 9.43
Weighted average exercise price per share		$ 9.43
Range Exercise Price Range 7.18
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2026
Number of shares purchase options outstanding | GT	2,968,000	2,968,000
Number of shares purchase options, vested | GT	0	0
Exercise price per share	$ 7.18
Weighted average exercise price per share	$ 0